Share based Compensation - HMHL Share Based Compensation Expense (Details) - HMHL Share Option Scheme - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation
Unrecognized compensation cost	$ 0
Cash received from option exercises			$ 57,000
Research and development expenses
Share-based Compensation
Share-based compensation expense	$ 32,000	$ 502,000	$ 1,063,000